Presentation of Financial Statements and Significant Accounting Practices Adopted - Summarized Statement of Profit or Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Proportion Of Equity Interest Held By Non Controlling Interests [line items]
Revenue from services rendered	R$ 1,260,587	R$ 1,345,849	R$ 1,380,031
Cost of services rendered	(979,183)	(942,255)	(1,003,748)
General and administrative expenses	(327,286)	(256,532)	(231,050)
Other operating income (expenses), net	(576,506)	(31,125)	(80,551)
Financial expenses, net	(135,380)	(423,894)	(345,470)
Loss before income and social contribution taxes	(755,783)	(315,618)	(260,141)
Income tax and social contribution	(34,865)	(353,541)	104,092
(Loss) profit for the year from continuing operations	(720,918)	37,923	(364,233)
Total comprehensive income	(692,242)	52,362	(360,800)
Attributable to non-controlling interests	(37,710)	8,472	(156)
Estre Energia Renovavel Part. S.A. [member]
Proportion Of Equity Interest Held By Non Controlling Interests [line items]
General and administrative expenses		(1,111)	(666)
Other operating income (expenses), net		3,297	1,329
Financial expenses, net		878	(1,906)
Loss before income and social contribution taxes		3,064	(1,243)
(Loss) profit for the year from continuing operations		3,064	(1,243)
Total comprehensive income		3,064	(1,243)
Attributable to non-controlling interests		306	(124)
Guatapara Energia SA [member]
Proportion Of Equity Interest Held By Non Controlling Interests [line items]
Revenue from services rendered		9,115	8,251
Cost of services rendered		(5,614)	(4,725)
General and administrative expenses		(299)	(180)
Other operating income (expenses), net		1,252	2,482
Financial expenses, net		(799)	(1,007)
Loss before income and social contribution taxes		3,655	4,821
Income tax and social contribution		(410)	(331)
(Loss) profit for the year from continuing operations		3,245	4,490
Total comprehensive income		3,245	4,490
Attributable to non-controlling interests		325	449
Reciclax-Reciclagem de Residuos da Construcoes Civil Ltda. [member]
Proportion Of Equity Interest Held By Non Controlling Interests [line items]
Revenue from services rendered	569	777	1,320
Cost of services rendered	(2,019)	(2,737)	(2,475)
General and administrative expenses	(445)	(466)	(236)
Other operating income (expenses), net	(28)	85	(231)
Financial expenses, net	(85)	(117)	(126)
Loss before income and social contribution taxes	(2,008)	(2,458)	(1,748)
Income tax and social contribution	(2)	964
(Loss) profit for the year from continuing operations	(2,010)	(1,494)	(1,748)
Total comprehensive income	(2,010)	(1,494)	(1,748)
Attributable to non-controlling interests	(251)	(187)	R$ (219)
SPE Soma [member]
Proportion Of Equity Interest Held By Non Controlling Interests [line items]
Revenue from services rendered	335,317	84,919
Cost of services rendered	(252,480)	(61,051)
General and administrative expenses	(40,417)	(3,180)
Other operating income (expenses), net	(5,161)	(1,356)
Financial expenses, net	(895)	(2,783)
Loss before income and social contribution taxes	36,364	16,549
Income tax and social contribution	(32,842)	218
(Loss) profit for the year from continuing operations	3,522	16,767
Total comprehensive income	3,522	16,767
Attributable to non-controlling interests	634	3,018
GLA - Gestao Logistica Ambiental S.A. [member]
Proportion Of Equity Interest Held By Non Controlling Interests [line items]
Revenue from services rendered	24,398	12,055
Cost of services rendered	(17,569)	(7,950)
General and administrative expenses	(449)	(170)
Other operating income (expenses), net	(471)	(233)
Financial expenses, net	31	38
Loss before income and social contribution taxes	5,940	3,740
Income tax and social contribution	(824)	(408)
(Loss) profit for the year from continuing operations	5,116	3,332
Total comprehensive income	5,116	3,332
Attributable to non-controlling interests	R$ 3,187	2,076
CGR Catanduva - Centro de Gerenciamento de Residuos Ltda. [member]
Proportion Of Equity Interest Held By Non Controlling Interests [line items]
Revenue from services rendered		10,348
Cost of services rendered		(8,252)
General and administrative expenses		(833)
Other operating income (expenses), net		(292)
Financial expenses, net		(305)
Loss before income and social contribution taxes		666
Income tax and social contribution		(458)
(Loss) profit for the year from continuing operations		208
Total comprehensive income		208
Attributable to non-controlling interests		R$ 104